LOANS	12 Months Ended
Dec. 31, 2011
LOANS
NOTE 4 - LOANS

Loans consisted of the following as of December 31:

	2011	2010
Commercial, financial and agricultural	$15,144,918	$13,568,271
Real estate - construction and land development	1,307,453	4,986,546
Real estate - residential	99,691,636	100,650,201
Real estate - commercial	39,722,930	31,293,763
Home equity	48,484,593	47,745,835
Municipal	1,806,750	2,034,597
Consumer	9,912,709	4,512,092
	216,070,989	204,791,305
Allowance for loan losses	(2,469,450)	(2,325,687)
Deferred costs, net	481,917	326,859
Net loans	214,083,456	$202,792,477

The following table sets forth information regarding the allowance for loan losses by portfolio segment.

	Real Estate:

	Residential	Commercial	Construction and Land Development	Home Equity	Commercial & Industrial	Consumer	Unallocated	Total

December 31, 2011:
Allowance for
loan losses:
Beginning balance	$838,321	$464,526	$67,655	$360,280	$410,355	$93,579	$90,971	$2,325,687
Charge-offs	(20,000)	(68,000)	(185,330)	-	(43,085)	(40,455)	-	(356,870)
Recoveries	-	-	275	-	-	5,358	-	5,633
(Benefit) provision	(68,030)	175,831	139,102	(17,729)	55,055	135,657	75,114	495,000
Ending balance	$750,291	$572,357	$21,702	$342,551	$422,325	$194,139	$166,085	$2,469,450

Ending balance:
Individually
evaluated for
impairment	$62,000	$-	$-	$-	$-	$-	$-	$62,000
Ending balance:
Collectively
evaluated for
impairment	688,291	572,357	21,702	342,551	422,325	194,139	166,085	2,407,450
Total allowance
for loan losses
ending balance	$750,291	$572,357	$21,702	$342,551	$422,325	$194,139	$166,085	$2,469,450

Loans:
Ending balance:
Individually
evaluated for
impairment	$807,869	$250,007	$398,901	$-	$215,000	$-	$-	$1,671,777
Ending balance:
Collectively
evaluated for
impairment	98,883,767	39,472,923	908,552	48,484,593	16,736,668	9,912,709	-	214,399,212
Total loans
ending balance	$99,691,636	$39,722,930	$1,307,453	$48,484,593	$16,951,668	$9,912,709	$-	$216,070,989

December 31, 2010:
Allowance:
Ending balance:
Individually
evaluated for
impairment	$79,000	$-	$-	$600	$-	$-	$-	$79,600

Ending balance:
Collectively
evaluated for
impairment	759,321	464,526	67,655	359,680	410,355	93,579	90,971	2,246,087

Total allowance
for loan lease loss
ending balance	$838,321	$464,526	$67,655	$360,280	$410,355	$93,579	$90,971	$2,325,687

Loans:
Ending balance:
Individually
evaluated for
impairment	$400,747	$325,340	$1,000,838	$7,703	$-	$-	$-	$1,734,628

Ending balance:
Collectively
evaluated
for impairment	100,249,454	30,968,423	3,985,708	47,738,132	15,602,868	4,512,092	-	203,056,677

Total loans
ending balance	$100,650,201	$31,293,763	$4,986,546	$47,745,835	$15,602,868	$4,512,092	$-	$204,791,305

Changes in the allowance for loan losses were as follows for the years ended December 31:

2010
Balance at beginning of year	$2,211,301
Provision for loan losses	755,000
Charge offs	(646,761)
Recoveries of loans previously charged off	6,147
Balance at end of year	$2,325,687

The following table presents the Company’s loans by risk rating as of December 31, 2011 and 2010:

Credit quality indicators
	Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
December 31, 2011:
Grade:
Pass	$-	$35,746,046	$908,552	$-	$13,343,876	$-	$49,998,474
Special Mention	-	3,338,869	-	-	2,930,011	-	6,268,880
Substandard	1,348,824	638,015	398,901	238,043	677,781	-	3,301,564
Loans not
formally rated	98,342,812	-	-	48,246,550	-	9,912,709	156,502,071
Total	$99,691,636	$39,722,930	$1,307,453	$48,484,593	$16,951,668	$9,912,709	$216,070,989

December 31, 2010:
Grade:
Pass	$-	$28,772,074	$3,645,753	$-	$14,334,120	$-	$46,751,947
Special Mention	259,610	1,797,703	339,955	-	162,364	-	2,559,632
Substandard	769,024	723,986	1,000,838	420,215	1,106,384	8,563	4,029,010
Loans not
formally rated	99,621,567	-	-	47,325,620	-	4,503,529	151,450,716
Total	$100,650,201	$31,293,763	$4,986,546	$47,745,835	$15,602,868	$4,512,092	$204,791,305

Credit Quality Indicators:  As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non performing loans; (iv) net charge-offs and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans.  Loans are graded on a scale of 1 to 7.  A description of each rating class is as follows:

Risk Rating 1 (Superior) – This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment, which has primary and secondary sources of repayment that are well defined and adequately confirmed.  Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak.  These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers which may be adequately protected by the present debt service capacity and tangible net worth of the borrower, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended.  Most credit factors are unfavorable, and the credit exposure requires immediate corrective action.

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement.  Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to a borrower or portion of a borrower’s loan with which the Company is no longer certain of its collectability.  A specific reserve allocation is assigned to this portion of the loan.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loan that has been charged down.  “Loss” does not imply that the loan, or portion of, will never be paid, nor does it imply that there has been a forgiveness of debt.

An age analysis of past-due loans, segregated by class of loans, as of December 31, 2011 and December 31, 2010 is as follows:

					Recorded
			Greater	Total	Investment >
	30-59 Days	60-89 Days	than 90 Days	Past Due	90 Days and Accruing
December 31, 2011:
Real estate:
Residential	$-	$515,759	$429,873	$945,632	$-
Commercial	-	-	250,007	250,007	-
Construction and
land development	-	-	398,901	398,901	-
Home equity	37,845	-	-	37,845	-
Commercial and industrial	-	-	215,000	215,000	-
Consumer	52,130	807	18,106	71,043	-
Total	$89,975	$516,566	$1,311,887	$1,918,428	$-

December 31, 2010:
Real estate:
Residential	$529,324	$-	$324,455	$853,779	$-
Commercial	-	254,548	70,792	325,340	-
Construction and
land development	-	-	1,000,838	1,000,838	-
Commercial and industrial	-	-	203,117	203,117	-
Consumer	72,503	526	8,620	81,649	-
Total	$601,827	$255,074	$1,607,822	$2,464,723	$-

The following table sets forth information regarding nonaccrual loans as of December 31, 2011 and December 31, 2010:

	2011	2010

Real estate:
Residential	$1,185,660	$541,969
Commercial	250,007	325,340
Construction and land development	398,901	1,000,838
Home equity	238,043	420,215
Commercial and industrial	215,000	-
Consumer	18,106	17,183
Total nonaccrual loans	$2,305,717	$2,305,545

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31, 2011 and 2010.

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011:
With no related allowance recorded:
Real Estate:
Residential	$570,685	$570,685	$-	$563,784	$7,738
Commercial	250,007	318,007	-	315,194	9,068
Home equity	-	-	-	5,610	238
Construction and land development	398,901	752,701	-	683,842	-
Commercial and industrial	215,000	215,000	-	46,081	759

Total impaired with no
related allowance	$1,434,593	$1,856,393	$-	$1,614,511	$17,803

With an allowance recorded:
Real Estate:
Residential	$237,184	$237,184	$62,000	$238,542	$10,503
Total impaired with an
allowance recorded	$237,184	$237,184	$62,000	$238,542	$10,503

Total
Real Estate:
Residential	$807,869	$807,869	$62,000	$802,326	$18,241
Commercial	250,007	318,007	-	315,194	9,068
Home equity	-	-	-	5,610	238
Construction and land development	398,901	752,701	-	683,842	-
Commercial and industrial	215,000	215,000	-	46,081	759
Total impaired loans	$1,671,777	$2,093,577	$62,000	$1,853,053	$28,306

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2010:
With no related allowance recorded:
Real Estate:
Commercial	$325,340	$325,340	$-	$-	$-
Construction and land development	1,000,838	1,000,838	-	-	-
Total impaired with no related
allowance	$1,326,178	$1,326,178	$-	$-	$-

With an allowance recorded:
Real Estate:
Residential	$400,747	$400,747	$79,000	$-	$-
Home equity	7,703	7,703	600	-	-
Total impaired with an
allowance recorded	$408,450	$408,450	$79,600	$-	$-
Total:
Real Estate:
Residential	$400,747	$400,747	$79,000	$-	$-
Commercial	325,340	325,340	-	-	-
Construction and land development	1,000,838	1,000,838	-	-	-
Home equity	7,703	7,703	600	-	-
Total impaired loans	$1,734,628	$1,734,628	$79,600	$-	$-

The average recorded investment and the related amount of interest income recognized during the time the loans were impaired as defined in ASC 310-10-35 is as follows for the year ended December 31 2010:

Recorded
Investment
Average recorded investment in impaired loans
during the year ended December 31, 2010	$2,027,326

Related amount of interest income recognized during the
time, in the year ended December 31, 2010 that the loans
were impaired

Total recognized	$35,260

Amount recognized using a cost-basis method of accounting	$34,380

The following table illustrates certain of the disclosures required by paragraphs 310-10-50-33 through 50-34 as of December 31, 2011:

		Pre-Modification	Post-Modification
		Outstanding Recorded	Outstanding Recorded
	Number of Contracts	Investment	Investment
Troubled Debt Restructurings
Residential	2	$531,370	$570,685

There were no troubled debt restructurings that subsequently defaulted as of December 31, 2011.

There were two loans modified as troubled debt restructures during 2011.  Past-due principal, interest and escrow payments were capitalized to the loans to bring all payments current.  The loans were individually evaluated for impairment and it was determined that no related allowance allocation was necessary.  Both loans were reported as impaired loans and are on non-accrual status as of December 31, 2011.

As of December 31, 2011, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

The balance of mortgage servicing rights included in other assets at December 31, 2011 was $158,004.  Mortgage servicing rights of $168,904 were capitalized in 2011.  Amortization of mortgage servicing rights was $6,372 in 2011.  The fair value of these rights was $164,435 as of December 31, 2011.  Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the year ended December 31, 2011:

Balance, beginning of year	$
Additions		4,528
Reductions		-
Balance, end of year		$4,528

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $25,801,650 as of December 31, 2011.